SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION (Details) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Operating cash flow paid for operating leases	$ 693,657	$ 805,662
Financing cash flow paid for finance leases	$ 6,184	$ 14,957
Operating lease term	21 months 3 days
Finance lease term	31 months
Operating lease discount rate	6.25%
Finance lease discount rate	9.86%
Weighted average remaining lease term (months), Operating leases		30 months
Weighted average remaining lease term (months), Finance leases		2 months
Weighted average discount rate, Operating leases		6.25%
Weighted average discount rate, Finance leases		3.68%